Intangible Assets, Net - Intangible Assets Other than Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Lease agreements	6 years
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Lease agreements	6 years
Continuing operations:
Gross amount Lease agreements	$ 2,200
Accumulated amortization Lease agreements	(199)
Net intangible assets Lease agreements	$ 2,001